STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss		$ (5,180)	$ (2,007,578)	$ (280,701)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on investments held in Trust Account	$ (391,628)		(470,150)	(1,970)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses				(457,605)
Accounts payable and accrued expenses			1,282,429	140,163
Net cash (used in) operating activities		(180)	(715,042)	(600,113)
Cash Flows from Investing Activities:
Investment of cash into Trust Account				(116,725,008)
Net cash used in investing activities				(116,725,008)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of common stock to Sponsor		25,000		25,000
Proceeds from sale of Units, net of underwriting discounts paid				113,045,000
Proceeds from sale of Private Placement Units				5,570,000
Advances from related party				43,900
Proceeds from promissory note - related party		124,952		149,951
Repayment of promissory note - related party				(602,720)
Payment of offering costs		(144,273)		(145,998)
Net cash provided by financing activities		5,679		118,085,133
Net Change in Cash		5,499	(715,042)	760,012
Cash - Beginning of period			760,012
Cash - End of period	44,970	5,499	44,970	760,012
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Offering Costs Included In Accounts Payable Accrued Expenses		$ 104,337
Initial Classification Of Common Stock Subject To Possible Redemption				21,132,322
Deferred Underwriting Fee Payable	$ 4,370,000		$ 4,370,000	4,370,000
Operating cost paid through advances				$ (5,000)